Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Potentially dilutive securities outstanding
Allowance for bad debts	$ 0	$ 0